Label	Element	Value
Class A & P Prospectus | UBS Engage For Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Engage For Impact Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 137 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 104 of the Fund's statement of additional information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

To achieve its investment objective, the Fund invests in or seeks exposure to companies based on various financial factors, fundamental sustainability factors such as environmental, social and governance performance along with assessing the current and potential ability of such companies to have a measurable impact on society and the environment.

Under normal circumstances, the Fund invests a substantial portion of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world; Global, European and American Depositary Receipts; equity securities of real estate investment trusts ("REITs"); as well as investment companies, including exchange-traded funds ("ETFs"). The Fund may invest in issuers from both developed markets (including the United States) and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the

Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor seeks to invest in companies that the Advisor believes are attractively valued, that integrate sustainability factors into the business model to build a competitive advantage, whose products and services can create meaningful, intentional, verifiable and measurable impact on society and the environment; and which have a clearly identified potential for additional positive impact that the Advisor intends to drive through engagement with the companies. In selecting individual securities for investment, the Advisor considers, among other factors:

•  Its assessment of fundamental valuation (price/intrinsic value) to seek attractively valued companies with strong financial performance;

•  Quantitative and qualitative environmental, social and governance ("ESG") factors;

•  Quantitative and qualitative assessment of a company's current and potential impact on society and the environment; and

•  Advisor's ability to drive positive change in a company's impact profile through engagement.

The Advisor aims to identify the best investment ideas with additional impact potential across the market capitalization spectrum, sectors and geographies within the eligible investment universe ("the impact universe").

The impact universe is comprised of companies whose products and services can create measurable, verifiable impact within specific impact categories (such as climate change, air pollution, clean water and water scarcity, treatment of disease and food security and others) that are aligned with the United Nations Sustainable Development Goals. The Advisor's assessment of the ability of public companies to generate impact is based upon impact measurement methodologies the Advisor has developed in partnership with academics from the fields of earth sciences and public health science. The impact of portfolio holdings is measured in changes in human well-being and changes in environmental quality (e.g. reduction in air pollution, hospitalizations and biodiversity loss).

Engagement with portfolio companies is a key aspect of the Fund's strategy. Companies have the potential to create additional impact through improving or optimizing the use of their products and services throughout society as well as indirectly through changes to their operations and supply chain. The Advisor's Global Sustainable Equities team and the Sustainable Research staff will seek to increase impact at each portfolio company through engagement on both fronts through communication with company management and continuous monitoring of the company's ESG impact. The Advisor will establish specific impact goals, and measure and evaluate progress regularly in order to assess the impact of its engagement efforts. The purpose of engagement with companies is to:

•  Improve the Advisor's ability to independently measure impact;

•  Engage the company to help it inform its strategy with regard to societal goals;

•  Engage the company to help increase its product and service impact by identifying target markets, customers and business partners that create additional impact over time; and

•  Engage the company to identify business model risks and opportunities linked to the ESG component of operations, supply chains and other aspects of the company that can help increase positive impact over time.

The Advisor will employ both a positive and negative screening process with regard to securities selection for the Fund. The negative screening process will exclude securities of companies with more than 5% of sales in alcohol, tobacco, defense, nuclear, gambling and pornography from the Fund's portfolio. The Advisor may modify this list of negative screens at any time, without shareholder approval or notice. The positive screening process seeks to identify securities of companies that provide solutions to significant global challenges through the impact of their products and services, that are attractive based on their fundamental and valuation profile in addition to evaluating specific sustainability (ESG) factors as well as the ability of the Advisor to engage with the company's management on impact-related issues.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

Sustainability factor risk and risk of impact investing: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund's sustainability factors used in its investment process and the Advisor's impact investing approach will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund's sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors and the Advisor's impact investing approach may cause the Fund's industry allocation to deviate from that of funds without these considerations.

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Investing in ETFs risk: The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus. Returns for Class A shares will differ from the Class P shares to the extent that the Class A shares are subject to shareholder services fees and/or distribution fees.

The information provides some indication of the risks of investing in the Fund by showing the Fund's performance for the year 2019 and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The MSCI All Country World Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing the Fund's performance for the year 2019 and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us-mutualfundperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (Class P)*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* 2019 is the Fund's first full year of operations.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2020: (2.94)% Best quarter during calendar year shown—1Q 2019: 14.39% Worst quarter during calendar year shown—3Q 2019: (2.77)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The MSCI All Country World Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2019)
Class A & P Prospectus | UBS Engage For Impact Fund | MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.24%
Class A & P Prospectus | UBS Engage For Impact Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.52%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.52%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.42%	[3]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.10%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class A are based on estimates for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,148
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus.
Class A & P Prospectus | UBS Engage For Impact Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.52%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.42%	[3]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,085
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,495
Annual Return 2019	rr_AnnualReturn2019	23.64%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2018
Class A & P Prospectus | UBS Engage For Impact Fund | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Class A & P Prospectus | UBS Engage For Impact Fund | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.53%

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[2]	"Other expenses" for Class A are based on estimates for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc., the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 28, 2021, do not exceed 1.10% for Class A shares and 0.85% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.